UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth
              Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Large Cap Growth Fund and Master Large Cap Growth Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                             Merrill Lynch Large Cap Growth Fund

Schedule of Investments as of July 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                       Beneficial Interest        Mutual Funds                                                      Value
----------------------------------------------------------------------------------------------------------------------------
                         $  366,018,174           Master Large Cap Growth                                     $  313,827,296
----------------------------------------------------------------------------------------------------------------------------
                                                  Total Mutual Funds (Cost - $ 304,103,143) - 100.1 %            313,827,296
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $ 304,103,143) - 100.1%                                                                313,827,296

Liabilities in Excess of Other Assets - (0.1%)                                                                      (348,297)
                                                                                                              --------------
Net Assets - 100.0%                                                                                           $  313,478,999
                                                                                                              ==============

                                               Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2004

                                              Shares
Industry#                                      Held                            Common Stocks                                Value
===================================================================================================================================
Consumer Discretionary
===================================================================================================================================
Auto Components - 0.9%                         71,000      Autoliv, Inc.                                              $   2,988,390
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.3%                             70,000      Harley-Davidson, Inc.                                          4,190,900
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                      41,000      Harman International Industries, Incorporated(c)               3,514,930
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                                   60,000     +Getty Images, Inc. (c)                                         3,277,200
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                        73,000      Nordstrom, Inc. (c)                                            3,204,700
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 16.8%                       98,000      Abercrombie & Fitch Co. (Class A)                              3,614,240
                                              102,000     +American Eagle Outfitters, Inc.                                3,342,540
                                               58,000     +AnnTaylor Stores Corporation                                   1,556,720
                                               97,000     +Barnes & Noble, Inc.                                           3,334,860
                                              136,000      Borders Group, Inc.                                            3,110,320
                                              147,000      Claire's Stores, Inc.                                          3,388,350
                                              108,000      Foot Locker, Inc.                                              2,430,000
                                              181,000      The Gap, Inc. (c)                                              4,108,700
                                              209,000      The Home Depot, Inc.                                           7,047,480
                                              162,000      Limited Brands, Inc. (c)                                       3,311,280
                                               64,000      Michael's Stores, Inc.                                         3,457,920
                                              113,000      PETsMART, Inc.                                                 3,504,130
                                               68,000      Regis Corporation                                              2,798,880
                                              140,000      Staples, Inc.                                                  4,043,200
                                              109,000     +Urban Outfitters, Inc.                                         3,241,660
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                     50,000     +The Timberland Company (Class A)                               2,902,000
Goods - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Discretionary - 23.0%                          72,368,400
===================================================================================================================================
Consumer Staples
===================================================================================================================================
Beverages - 1.0%                              111,000      The Pepsi Bottling Group, Inc.                                 3,091,350
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.2%                81,000      Costco Wholesale Corporation(c)                                3,293,460
                                              662,000     +Rite Aid Corporation                                           3,250,420
                                               37,000      Wal-Mart Stores, Inc.                                          1,961,370
                                               18,000      Whole Foods Market, Inc.                                       1,481,760
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.7%                           52,000      Kellogg Company                                                2,166,320
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                      24,000      The Procter & Gamble Company                                   1,251,600
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.6%                      132,000      The Gillette Company                                           5,145,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Staples - 6.9%                                 21,641,640
===================================================================================================================================
Energy
===================================================================================================================================
Oil & Gas                                      52,000      Anadarko Petroleum Corporation                                 3,109,080
                                               86,000      Burlington Resources Inc.                                      3,282,620
                                               55,000     +Newfield Exploration Company                                   3,248,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Energy - 3.1%                                            9,640,550
===================================================================================================================================
Financials
===================================================================================================================================
Insurance                                      76,000      Berkley (W.R.) Corporation                                     3,111,440
                                               77,000      Fidelity National Financial, Inc.                              2,791,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Financials - 1.9%                                        5,902,690
-----------------------------------------------------------------------------------------------------------------------------------

                                               Master Large Cap Growth Portfolio

                                              Shares
Industry#                                      Held                            Common Stocks                                Value
===================================================================================================================================
Health Care
===================================================================================================================================
Biotechnology - 4.0%                           95,000     +Affymetrix, Inc.                                           $   2,565,950
                                               77,000     +Charles River Laboratories International, Inc. (c)             3,470,390
                                               81,000     +Genentech, Inc.                                                3,943,080
                                               42,000     +Imclone Systems                                                2,474,640
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        49,000      Bausch & Lomb Incorporated                                     3,017,910
Supplies - 9.4%                                81,000      Becton, Dickinson and Company                                  3,825,630
                                               62,000      C.R. Bard, Inc.                                                3,422,400
                                              141,000     +Cytyc Corporation                                              3,407,970
                                               53,000     +IDEXX Laboratories, Inc.                                       2,670,670
                                               58,000     +Respironics, Inc.                                              3,231,760
                                               85,000      Stryker Corporation                                            4,052,800
                                               41,000     +Varian Medical Systems, Inc.                                   2,829,410
                                               72,000     +Waters Corporation                                             3,159,360
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        36,000      Aetna Inc. (New Shares)                                        3,088,800
Services - 6.1%                               113,000     +Andrx Group                                                    2,931,220
                                               41,000     +Anthem, Inc.                                                   3,381,270
                                               92,000     +Laboratory Corporation of America Holdings                     3,602,720
                                               93,000     +PacifiCare Health Systems, Inc.                                2,843,010
                                               43,000      Quest Diagnostics Incorporated(c)                              3,529,440
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.2%                        232,000      Johnson & Johnson                                             12,822,640
                                               86,000      Medicis Pharmaceutical (Class A)                               3,076,220
                                              304,000      Pfizer, Inc.                                                   9,715,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Health Care - 27.7%                                     87,063,130
===================================================================================================================================
Industrials
===================================================================================================================================
Air Freight & Logistics - 1.1%                 87,000      J.B. Hunt Transport Services, Inc.                             3,341,670
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                 45,000     +Apollo Group, Inc. (Class A)                                   3,759,750
- 2.3%                                        147,000      Cendant Corporation                                            3,363,360
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%                    93,000      Rockwell Automation, Inc.                                      3,479,130
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                               82,000      Graco Inc.                                                     2,581,360
                                              133,000      The Timken Company                                             3,303,720
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                            54,000      Hughes Supply, Inc.                                            3,289,680
Distributors - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Industrials - 7.4%                                      23,118,670
===================================================================================================================================
Information Technology
===================================================================================================================================
Communications Equipment - 5.8%               139,000     +Cisco Systems, Inc.                                            2,899,540
                                              346,000      Motorola, Inc.                                                 5,511,780
                                               91,000      QUALCOMM Incorporated                                          6,286,280
                                              400,000     +Tellabs, Inc.                                                  3,564,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.4%                 45,000     +Lexmark International, Inc. (Class A)                          3,982,500
                                               73,000     +NCR Corporation                                                3,389,390
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        119,000     +Agilent Technologies, Inc.                                     2,833,390
Instruments - 2.9%                            122,000     +Arrow Electronics, Inc.                                        2,886,520
                                              246,000     +Ingram Micro Inc. (Class A)                                    3,505,500
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                            106,000     +CheckFree Corp.                                                3,184,240
                                               71,000     +DST Systems, Inc.                                              3,234,760
-----------------------------------------------------------------------------------------------------------------------------------

                                               Master Large Cap Growth Portfolio

                                              Shares
Industry#                                      Held                            Common Stocks                               Value
===================================================================================================================================
Information Technology (concluded)
===================================================================================================================================
Office Electronics - 1.1%                     243,000     +Xerox Corporation                                          $   3,367,980
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                               27,000      Analog Devices, Inc.                                           1,071,900
Semiconductor Equipment - 3.5%                737,000     +Atmel Corporation                                              3,154,360
                                              126,000      Intel Corporation                                              3,071,880
                                              126,000      Microchip Technology                                           3,650,220
-----------------------------------------------------------------------------------------------------------------------------------
Software - 6.2%                                91,000      Autodesk, Inc.(c)                                              3,658,200
                                              204,000     +BMC Software, Inc. (c)                                         3,198,720
                                              216,000      Microsoft Corporation                                          6,147,360
                                              124,000     +Red Hat, Inc. (c)                                              2,122,880
                                               90,000     +Symantec Corporation(c)                                        4,208,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Information Technology - 23.9%                          74,929,800
===================================================================================================================================
Materials
===================================================================================================================================
Containers & Packaging - 1.1%                  48,000      Ball Corporation                                               3,464,640
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.2%                         42,000      Nucor Corporation(c)                                           3,513,300
                                               39,000      Phelps Dodge Corporation                                       3,039,660
                                              164,000      Worthington Industries, Inc.                                   3,358,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Materials - 4.3%                                        13,376,320
===================================================================================================================================
Telecommunication Services
===================================================================================================================================
Wireless Telecommunication                    119,000     +Nextel Communications, Inc. (Class A)                          2,708,440
Services - 1.8%                               116,000     +Western Wireless Corporation (Class A) (c)                     3,061,240
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Telecommunication Services - 1.8%                        5,769,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $304,087,327) - 100.0%           313,810,880
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         $    956,383      Merrill Lynch Liquidity Series, LLC Cash Sweep                   956,383
                                                           Series I (a)
                                           34,046,000      Merrill Lynch Liquidity Series, LLC Money Market              34,046,000
                                                           Series (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost - $35,002,383) - 11.1%      35,002,383
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $339,089,710*) - 111.1%                                                                       348,813,263

Liabilities in Excess of Other Assets - (11.1%)                                                                         (34,985,967)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 313,827,296
                                                                                                                      =============
-----------------------------------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                             Net             Interest/Dividend
        Affiliate                                                         Activity                 Income
      --------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $    492,522              $ 7,838
      Merrill Lynch Liquidity Series, LLC Money Market Series           $ 13,072,437              $15,211
      Merrill Lynch Premier Institutional Fund                            (6,991,187)             $ 3,802
      --------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

                                               Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2004 (concluded)

* The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes were as follows:

      Aggregate cost                                               $343,636,230
                                                                   ============
      Gross unrealized appreciation                                  17,413,197
      Gross unrealized depreciation                                 (12,236,164)
                                                                   ------------
      Net unrealized appreciation                                  $  5,177,033
                                                                   ============

+     Non-income producing security.
# For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio


By: /s/ Terry K. Glenn
    -------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 17, 2004


By: /s/ Donald C. Burke
    -------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 17, 2004